GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Recognized impairment loss	$ 0	$ 0	$ 0